Capital Structure, Financial Risk and Related Items - Financial Assets and Liabilities (Details) - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities measured at amortized cost | Other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	kr (1,186)	kr (840)
Financial liabilities measured at amortized cost | Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(319)	(181)
Financial assets measured at fair value through profit or loss | Marketable Securities
Disclosure of detailed information about financial instruments [line items]
Financial Assets	8,819	7,419
Financial assets measured at fair value through profit or loss | Other Investments
Disclosure of detailed information about financial instruments [line items]
Financial Assets	1,081	149
Financial assets measured at amortized cost | Receivables ex. prepayments
Disclosure of detailed information about financial instruments [line items]
Financial Assets	2,329	2,939
Financial assets measured at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial Assets	kr 7,260	kr 3,552